Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Denominator:
Cash and cash equivalents at beginning of period		$ 1,100,031
Cash and cash equivalents at end of period	$ 520,836	520,836	$ 1,100,031	$ 1,100,031
Southland Holdings Llc [Member]
Denominator:
Cash and cash equivalents at beginning of period		63,342,000		30,889,000	$ 79,862,000
Restricted cash at beginning of period		47,900,000		149,507,000	1,873,000
Cash, cash equivalents, and restricted cash at beginning of period				180,396,000	81,735,000
Cash and cash equivalents at end of period			63,342,000	63,342,000	30,889,000
Restricted cash at end of period			47,900,000	47,900,000	149,507,000
Cash, cash equivalents, and restricted cash at end of period				$ 111,242,000	$ 180,396,000
Public Shares [Member]
Numerator:
Allocation of net loss as adjusted	$ (207,580)	$ (348,871)	$ (68,381)
Denominator:
Basic weighted average shares outstanding	28,771,000	28,771,000	6,260,292
Basic and diluted net loss per common share	$ (0.01)	$ (0.01)	$ (0.01)
Founder Shares [Member]
Numerator:
Allocation of net loss as adjusted	$ (51,514)	$ (86,578)	$ (70,057)
Denominator:
Basic weighted average shares outstanding	7,140,000	7,140,000	6,413,684
Basic and diluted net loss per common share	$ (0.01)	$ (0.01)	$ (0.01)